IMPAIRMENT CHARGES, NET OF REVERSAL - Narrative (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / bbl $ / oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 2,598,000,000		$ 2,598,000,000	$ 2,587,900,000
Price of gold, next four year ($ per ounce) | $ / bbl			1,700
Price of gold, thereafter ($ per ounce) | $ / oz			1,600
Price per ounce of gold	50		$ 50
Doyon CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		$ 38,400,000
Recoverable amount		96,000,000
Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	419,300,000		419,300,000	559,300,000
Gross carrying amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	5,654,300,000		5,654,300,000	6,470,100,000	$ 5,790,200,000
Gross carrying amount | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 1,498,200,000		$ 1,498,200,000	$ 1,977,900,000	$ 1,966,600,000
Gross carrying amount | Plant and equipment | Doyon CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment		$ 38,400,000
Côté Gold Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital	0.055		0.055
Doyon and Rosebel CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital	0.085		0.085
Rosebel CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Sale of subsidiary, cash consideration	$ 360,000,000
Impairment charge	110,100,000
Impairment post tax impartment charge	$ 70,500,000